Accrued expenses (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses
Professional service fees	10,659	21,970
Interest	107,611	167,198
Utilities	2,685	909
Logistic charges	11,153	9,154
Others	33,946	27,066
Total accrued expenses	166,054	226,297